Financial Risk Management - Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
10% strengthening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Income before tax	₩ (3,433)	₩ 25,220	₩ 45,149
Shareholders' equity	₩ 8,692	₩ 36,961	₩ 52,092
10% weakening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Income before tax	₩ 3,433	₩ (25,220)	₩ (45,149)
Shareholders' equity	₩ (8,692)	₩ (36,961)	₩ (52,092)
Ten percentage increase in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Income before tax	₩ 2,000	₩ 2,811	₩ 24
Shareholders' equity	₩ 4,588	₩ 3,472	₩ 613
10% decrease in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Income before tax	₩ (2,000)	₩ (2,811)	₩ (24)
Shareholders' equity	₩ (4,588)	₩ (3,472)	₩ (613)
100 basis point increase in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Income before tax	₩ 753	₩ 973	₩ 425
Shareholders' equity	₩ 5,549	₩ 18,584	₩ 14,764
100 basis point decrease in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Income before tax	₩ (731)	₩ (973)	₩ (482)
Shareholders' equity	₩ (5,675)	₩ (19,377)	₩ (19,280)